LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2016
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LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
8.	LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS

Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2016	2015
Entertainment production costs	$76,884	$77,284
Less: accumulated amortization	(51,744)	(43,888)

Entertainment production costs, net	25,140	33,396
Other long-term prepayments and other assets	36,240	40,596
Advance payments for construction costs	33,783	26,544
Deferred rent assets	32,219	10,393
Deferred financing costs, net	27,235	32,335
Input value-added tax, net	19,392	23,281
Other deposits	15,143	16,265
Long-term receivables, net	5,759	9,202

Long-term prepayments, deposits and other assets	$194,911	$192,012

Entertainment production costs represent amounts incurred and capitalized for entertainment shows in City of Dreams. The Group amortized the entertainment production costs over 10 years or the respective estimated useful life of the entertainment show, whichever is shorter.

Advance payments for construction costs are connected with the construction and fit-out cost for City of Dreams and Studio City.

Deferred financing costs, net represent unamortized debt issuance costs related to the Group’s revolving credit facilities.

Input value-added tax, net represents the value-added tax estimated to be recoverable from the tax authority in the Philippines mainly connected with the purchase of assets or services for City of Dreams Manila. During the years ended December 31, 2016, 2015 and 2014, provisions for input value-added tax expected to be non-recoverable amounted to $5,459, $30,254 and nil, respectively, were recognized in the accompanying consolidated statements of operations.

Long-term receivables, net represent casino receivables from casino customers where settlement is not expected within the next year. During the years ended December 31, 2016 and 2014, net amount of current accounts receivable of $6,128 and $8,642 and net amount of allowance for doubtful debts of $9,573 and $4,527, respectively, were reclassified to non-current. During the year ended December 31, 2015, net amount of long-term receivables of $5,111 and net amount of allowance for doubtful debts of $3,993, were reclassified to current. Reclassifications to current accounts receivable, net, are made when conditions support that it is probable for settlement of such balances to occur within one year.